Revenues - Summary of Geographical Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenues		$ 7,476	$ 7,258
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	7,476	7,258
U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5,363	5,304
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	212	205
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	332	292
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5,907	5,801
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	954	898
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	334	294
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,288	1,192
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	281	265
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,868	2,922
Legal Professionals [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,238	2,352
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	114	103
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	33	31
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,385	2,486
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	302	272
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	51	43
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	353	315
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	130	121
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,987	1,844
Corporates [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,515	1,431
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	15	14
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	98	85
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,628	1,530
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	155	141
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	144	120
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	299	261
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	60	53
Tax, Audit & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,302	1,165
Tax, Audit & Accounting Professionals [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,033	926
Tax, Audit & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	41	38
Tax, Audit & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	180	155
Tax, Audit & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,254	1,119
Tax, Audit & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	26	25
Tax, Audit & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	4	4
Tax, Audit & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	30	29
Tax, Audit & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	18	17
Reuters [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	853	832
Reuters [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	219	219
Reuters [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5	6
Reuters [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	10	9
Reuters [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	234	234
Reuters [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	436	425
Reuters [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	130	121
Reuters [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	566	546
Reuters [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	53	52
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	490	519
Global Print [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	382	400
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	37	44
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	11	12
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	430	456
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	35	35
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5	6
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	40	41
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	20	22
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(24)	(24)
Eliminations/ Rounding [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(24)	(24)
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	$ (24)	$ (24)

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group ("LSEG"), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.